SHAREHOLDER'S CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of share issuances and cancellations

	Subordinate	Multiple voting	Preferred
	voting shares	shares	shares	Total
Balance, December 31, 2021	326,229,953	12,062,964	36,768,149	375,061,066
Issued as partial consideration for acquisitions	3,976,434	—	—	3,976,434
Converted from options	450,000	—	—	450,000
Converted from RSUs	731,290	—	—	731,290
Converted from multiple voting shares into subordinate voting shares	250,000	(250,000)	—	—
Converted from TEUs	297	—	—	297
Cancelled during the year	(8,057)	—	—	(8,057)
Balance, December 31, 2022	331,629,917	11,812,964	36,768,149	380,211,030

Summary of number and weighted average exercise prices of share options

		Weighted average
	Options	exercise price (US$)
Share options outstanding, December 31, 2021	24,114,121	$31.79
Exercised	(1,985,539)	22.80
Share options outstanding, December 31, 2022	22,128,582	$32.59
Vested share options, December 31, 2022	4,398,876	$26.02

Summary of number and grant date fair value of RSUs and DSUs

		Grant date fair value		Grant date fair value
	RSUs	(US$)	DSUs	(US$)
Outstanding, December 31, 2021	1,736,670	$26.77	32,536	$27.76
Granted	975,801	28.69	28,424	29.35
Settled	(730,215)	25.73	—	—
Forfeited	(75,487)	27.99	—	—
Outstanding, December 31, 2022	1,906,769	$28.10	60,960	$28.50
RSUs and DSUs expected to vest, December 31, 2022	1,814,959	$28.19	60,960	$28.50